UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08062

Nicholas Equity Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2015

Date of Reporting Period: 12/31/2014

Item 1. Schedule of Investments.

	NICHOLAS EQUITY INCOME FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF December 31, 2014

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-----------		------------
COMMON STOCKS -- 93.71%
	Consumer Discretionary - Durables &
	Apparel -- 2.16%
195,000	Tupperware Brands Corporation	$ 12,285,000
		------------
	Consumer Discretionary - Media -- 10.86%
414,080	Cinemark Holdings, Inc.	14,732,966
512,500	Gannett Co., Inc.	16,364,125
230,000	Thomson Reuters Corporation	9,278,200
140,000	Time Warner Inc.	11,958,800
90,300	WPP plc	9,400,230
		------------
		61,734,321
		------------
	Consumer Discretionary - Services -- 6.52%
30,000	Cedar Fair, L.P.	1,434,900
107,500	DineEquity, Inc.	11,141,300
130,000	McDonald's Corporation	12,181,000
286,000	Six Flags Entertainment Corporation	12,340,900
		------------
		37,098,100
		------------
	Consumer Staples - Food & Staples
	Retailing -- 3.02%
225,000	Walgreens Boots Alliance, Inc.	17,145,000
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 3.80%
302,300	B&G Foods, Inc.	9,038,770
154,500	Philip Morris International Inc.	12,584,025
		------------
		21,622,795
		------------
	Energy -- 14.02%
420,470	Dorchester Minerals, L.P.	10,734,599
280,000	Enlink Midstream Partners LP	8,122,800
417,500	Kinder Morgan, Inc.	17,664,425
229,600	Plains All American Pipeline, L.P.	11,783,072
110,000	Royal Dutch Shell plc - Class B	7,651,600
302,500	Williams Companies, Inc. (The)	13,594,350
227,500	Williams Partners L.P.	10,180,625
		------------
		79,731,471
		------------
	Financials - Banks -- 3.77%
507,500	FirstMerit Corporation	9,586,675
130,000	PNC Financial Services Group, Inc. (The)	11,859,900
		------------
		21,446,575
		------------
	Financials - Diversified -- 1.55%
175,000	Artisan Partners Asset Management Inc.	8,842,750
		------------
	Financials - Insurance -- 8.45%
115,000	ACE Limited	13,211,200
690,000	Old Republic International Corporation	10,094,700
210,000	ProAssurance Corporation	9,481,500
225,000	Progressive Corporation (The)	6,072,750
205,000	Willis Group Holdings PLC	9,186,050
		------------
		48,046,200
		------------
	Financials - Real Estate -- 2.97%
225,000	Plum Creek Timber Company, Inc.	9,627,750
103,800	W.P. Carey Inc.	7,276,380
		------------
		16,904,130

		------------
	Health Care - Equipment & Services -- 5.19%
212,500	Cardinal Health, Inc.	$ 17,155,125
220,000	ResMed Inc.	12,333,200
		------------
		29,488,325
		------------
	Health Care - Pharmaceuticals, Biotechnology
	& Life Sciences -- 2.90%
530,000	Pfizer Inc.	16,509,500
		------------
	Industrials - Capital Goods -- 3.92%
46,300	National Presto Industries, Inc.	2,687,252
80,000	Snap-on Incorporated	10,939,200
90,000	Stanley Black & Decker, Inc.	8,647,200
		------------
		22,273,652
		------------
	Industrials - Commercial & Professional
	Services -- 11.66%
470,000	ADT Corporation (The)	17,028,100
440,300	KAR Auction Services, Inc.	15,256,395
327,500	Nielsen N.V.	14,649,075
180,000	Republic Services, Inc.	7,245,000
367,300	West Corporation	12,120,900
		------------
		66,299,470
		------------
	Industrials - Transportation -- 1.96%
120,000	Ryder System, Inc.	11,142,000
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 1.63%
205,000	Microchip Technology Incorporated	9,247,550
		------------
	Information Technology - Software &
	Services -- 3.55%
305,000	Microsoft Corporation	14,167,250
130,000	Paychex, Inc.	6,002,100
		------------
		20,169,350
		------------
	Materials -- 1.61%
185,664	Greif, Inc. - Class B	9,145,809
		------------
	Telecommunication Services -- 4.17%
340,000	AT&T Inc.	11,420,600
310,000	CenturyLink, Inc.	12,269,800
		------------
		23,690,400
		------------
	TOTAL COMMON STOCKS
	(cost $423,393,946)	532,822,398
		------------
SHORT-TERM INVESTMENTS -- 6.20%
	Commercial Paper - 5.84%
$1,875,000	CBS Corporation 01/02/15, 0.60%	1,875,000
2,000,000	Aetna Inc. 01/05/15, 0.23%	1,999,962
1,025,000	Bemis Company, Inc. 01/06/15, 0.40%	1,024,954
1,000,000	Hyundai Capital America, Inc.
	01/07/15, 0.35%	999,951
300,000	Hyundai Capital America, Inc.
	01/07/15, 0.35%	299,985
1,100,000	PPG Industries, Inc. 01/07/15, 0.42%	1,099,936
1,600,000	General Mills, Inc. 01/08/15, 0.30%	1,599,920
1,300,000	Autozone, Inc. 01/09/15, 0.40%	1,299,899
1,343,000	Wisconsin Electric Power Company
	01/09/15, 0.20%	1,342,948
1,125,000	Kellogg Company 01/12/15, 0.35%	1,124,891
2,000,000	NBCUniversal Enterprise, Inc.
	01/13/15, 0.37%	1,999,774
1,300,000	NorthWestern Corporation 01/14/15, 0.55%	1,299,762
2,000,000	Aon Corporation 01/15/15, 0.50%	1,999,639
1,575,000	Aon Corporation 01/16/15, 0.50%	1,574,694
279,000	VW Credit, Inc. 01/16/15, 0.33%	278,964

$1,000,000	General Mills, Inc. 01/20/15, 0.27%	999,865
1,500,000	Bacardi U.S.A., Inc. 01/21/15, 0.55%	1,499,565
1,500,000	Bacardi-Martini B.V. 01/21/15, 0.65%	1,499,485
1,000,000	Bell Canada 01/21/15, 0.47%	999,752
1,000,000	Campbell Soup Company 01/22/15, 0.36%	999,800
1,500,000	Autozone, Inc. 01/23/15, 0.50%	1,499,562
1,275,000	Valspar Corporation (The) 01/27/15, 0.50%	1,274,557
1,000,000	VW Credit, Inc. 01/29/15, 0.33%	999,753
2,000,000	Monsanto Company 01/30/15, 0.40%	1,999,378
1,600,000	Campbell Soup Company 02/03/15, 0.45%	1,599,360
		------------
		33,191,356
		------------
	Variable Rate Security - 0.36%
2,054,688	Fidelity Institutional Money Market
	Fund - Class I	2,054,688
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $35,246,044)	35,246,044
		------------
	TOTAL INVESTMENTS
	(cost $458,639,990) - 99.91%	568,068,442
		------------

	OTHER ASSETS, NET OF LIABILITIES - 0.09%	518,349
		------------
	TOTAL NET ASSETS
(basis of percentages disclosed
	above) - 100%	$568,586,791
		------------
		------------

	% of net assets.

As of December 31, 2014, investment cost for federal tax purposes was
$457,646,141 and the tax basis components of unrealized
appreciation/depreciation were as follows:

Unrealized appreciation	$117,485,224
Unrealized depreciation	(7,062,923)
------------
Net unrealized appreciation	$110,422,301
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the
Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,
credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -

Common Stocks(1)	$532,822,398
Variable Rate Security	2,054,688
Level 2 -
Commercial Paper	33,191,356
Level 3 -
None	--
------------
Total	$568,068,442
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 02/20/2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 02/20/2015

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 02/20/2015